INCOME TAXES (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Excess of unused exploration expenditures over carrying value of mineral property interests	$ 2,656,168	$ 2,656,168
Excess of undepreciated capital cost over carrying value of fixed assets	698,593	698,593
Non-refundable mining investment tax credits	247	247
Non-capital losses carried forward	4,336,148	4,218,481
Capital losses carried forward	993,649	993,649
Unrecognized deductible temporary differences	$ 8,684,805	$ 8,567,138